DECONSOLIDATION (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2014
Deconsolidation [Line Items]
Loss (gain) on deconsolidation of subsidiaries	84,246
Amount due from deconsolidated subsidiaries	44,722
Number of deconsolidated entities	3
Tianjin Tutoring [Member]
Deconsolidation [Line Items]
Loss (gain) on deconsolidation of subsidiaries	77,146
Amount due to deconsolidated subsidiaries	20,083
Guangzhou DP Tutoring [Member]
Deconsolidation [Line Items]
Loss (gain) on deconsolidation of subsidiaries	16,572
Amount due to deconsolidated subsidiaries	2,061
Guangzhou ZS Career Enhancement [Member]
Deconsolidation [Line Items]
Loss (gain) on deconsolidation of subsidiaries	9,472
Jilin Tutoring [Member]
Deconsolidation [Line Items]
Loss (gain) on deconsolidation of subsidiaries		29,462
Amount due from deconsolidated subsidiaries		4,750